Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Oil and Gas Proved Reserves (Detail)	12 Months Ended
	Dec. 31, 2017 Bcf MMBbls	Dec. 31, 2016 Bcf MMBbls	Dec. 31, 2015 Bcf MBbls
Crude oil reserve [member]
Proved developed and un-developed reserves:
Proved developed reserves	4,166	4,886	5,725
Proved undeveloped reserves	2,261	2,333	2,252
Total proved reserves | MMBbls	6,427
Dry gas reserve [member]
Proved developed and un-developed reserves:
Proved developed reserves	4,026	4,513	6,012
Proved undeveloped reserves	2,567	2,471	2,598
Total proved reserves	6,593